CASH AND CASH EQUIVALENTS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Documents held by other banks (documents to be cleared)	$ 210,546	$ 199,619
Funds receivable	143,211	468,526
Subtotal	353,757	668,145
Liabilities
Funds payable	163,043	486,726
Subtotal	163,043	486,726
Cash in process of collection, net	$ 190,714	$ 181,419